Segment disclosures (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Summary of revenues for group of similar products and services
Revenues for group of similar products and services can be summarized for the years ended June 30, 2025 and 2024 as follows:

	June 30,	June 30,
	2025	2024
	$	$
Products	41,592	45,146
Services	195,100	202,138
Total revenues	236,692	247,284

Summary of sales and non-current assets, geographic locations
The sales in each of these geographic locations for the years ended June 30, 2025 and 2024 as follows:

	June 30,	June 30,
	2025	2024
	$	$
USA	224,101	231,540
Others	12,591	15,744
Total revenues	236,692	247,284

The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2025, and June 30, 2024 are below:

	June 30,	June 30,
	2025	2024
	$	$
USA	299,041	338,079
Others	4,882	5,457
Total non-current assets	303,923	343,536